Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP BlackRock Global Allocation Fund
Supplement dated March 9, 2022 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP BlackRock Global Allocation Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective April 1, 2022, the Fund’s Prospectus is amended as follows:
1.	The fee and expense table under the section Summary – Fees and Expenses on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.64%	0.64%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE)[2]	0.01%	0.01%
Total Annual Fund Operating Expenses (including AFFE)[3]	0.80%	1.05%
Less Expense Reimbursement[4,5]	0.07%	0.07%
Total Annual Fund Operating Expense (After Expense Reimbursement)	0.73%	0.98%
[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

[4]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

[5]	The Fee and Expense table has been restated to reflect the current expense limitation, effective April 1, 2022.
2.	The example table under the section Summary – Example on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 years	5 years	10 years
Standard Class	$75	$248	$437	$983
Service Class	$100	$327	$573	$1,276

LVIP BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP BlackRock Global Allocation Fund
Supplement dated March 9, 2022 to the Prospectus Dated May 1, 2021
This Supplement updates certain information in the Prospectus for the LVIP BlackRock Global Allocation Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
Effective April 1, 2022, the Fund’s Prospectus is amended as follows:
1.	The fee and expense table under the section Summary – Fees and Expenses on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.64%	0.64%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses (AFFE)[2]	0.01%	0.01%
Total Annual Fund Operating Expenses (including AFFE)[3]	0.80%	1.05%
Less Expense Reimbursement[4,5]	0.07%	0.07%
Total Annual Fund Operating Expense (After Expense Reimbursement)	0.73%	0.98%
[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.

[4]
Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

[5]	The Fee and Expense table has been restated to reflect the current expense limitation, effective April 1, 2022.
2.	The example table under the section Summary – Example on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 years	5 years	10 years
Standard Class	$75	$248	$437	$983
Service Class	$100	$327	$573	$1,276

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses is based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fee and Expense table has been restated to reflect the current expense limitation, effective April 1, 2022.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
LVIP BlackRock Global Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.80%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expense (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	248
5 years	rr_ExpenseExampleYear05	437
10 years	rr_ExpenseExampleYear10	$ 983
LVIP BlackRock Global Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.05%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[4],[5]
Total Annual Fund Operating Expense (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	327
5 years	rr_ExpenseExampleYear05	573
10 years	rr_ExpenseExampleYear10	$ 1,276

[1]	Other Expenses is based on estimated amounts for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[4]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund’s average daily net assets for the Standard Class (and 0.96% for Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2023 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[5]	The Fee and Expense table has been restated to reflect the current expense limitation, effective April 1, 2022.